Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related parties [Abstract]
Related parties activities summary
In the ordinary course of business the Company receives or loans cash to its associates as part of its cash management.

At December 31, 2017 and 2016, balances with associates are as follows:

	2017	2016
Assets
CGR Catanduva Centro Ger Resíduos Ltda.	-	595
Attend Ambiental	10,960	9,157
Other	3,558	-
Total	14,518	9,752

	2017	2016
Liabilities
Enc Energy Sgps, S.A.	-	1,000
Hulshof Participações Ltda (a)	37,349	-
Wilson Quintella Filho (a)	7,220	-
Angra Infra FIP (b)	37,884	-
Other	335	1,579
Total	82,788	2,579

(a)
On December 20, 2017, the Company signed a non-compete agreement and other covenants, with Hulshof Participações  (“Hulsholf”) and Wilson Quintella Filho (“Wilson”). In such agreement, the Company agreed to pay Hulshof a fee amounting to US$6,500 in connection with the services provided to assist in the identification, structuring and implementation of the Transaction and IPO of the Company. The agreement also establishes a non-compete fee to be paid to Wilson and Hulshof. in the amount of US$8,500 thousand (US$ 5,950 thousand Hulshof and US$ 2,550 thousand Wilson ) . The non-compete fee will be paid in 24 monthly instalments.

(b)	Refers to the put option exercised by Angra Infra FIP. Refer to Note 22.8.

8.2	Other related-party transactions

The Company conducts transactions under specific conditions and terms with related parties, as agreed between the parties, based on the type of operation. Thus, revenue and expenses from such transactions could be different from those conducted with third parties.

Revenues and accounts receivable from related parties for waste management services provided, included under Revenue from services and Trade accounts receivable, respectively, are as follows:

	Revenues			Trade accounts receivable
	2017	2016	2015	2017	2016

CGR Catanduva Centro Ger. Resíduos Ltda.	-	247	298	-	507
Logística Ambiental de São Paulo – Loga	2,894	-	-	1,143	-
Attend Ambiental	64	69	-	12	94
Other	6	92	-	34	15
Total	2,964	408	298	1,189	616

Costs and accounts payable to related parties for waste management services provided, included under Cost of services and Trade accounts payable, respectively, are as follows:

	Costs of services			Trade accounts payable
	2017	2016	2015	2017	2016

Terrestre Ambiental Ltda.	3	55	5	8	-
Unidade de Tratamento de Resíduos S.A.	60	361	-	-	53
Logística Ambiental de São Paulo - Loga.	-	50	-	34	35
Attend Ambiental	2,457	1,350	-	2,045	1,349
Total	2,520	1,816	5	2,087	1,437

8.3	Interest expense and balance of debentures

As mentioned in Note 14, the Company has debentures issued held by its shareholder BTG Pactual, as follows:

	Financial expenses			Debt
Related parties	2017	2016	2015	2017	2016

Debentures	(117,879)	(134,062)	(110,511)	419,236	906,729
Private Debt Acknowledgment Instrument	(1,275)	-	-	357,789	-

Key management personnel compensation
Key management personnel compensation of the Company is as follows:

Description	2017	2016	2015

Salaries and social security charges	7,300	6,999	5,643
Bonuses and social security charges	6,854	6,124	2,068
Stock options	6,197	28,937	9,151
Total compensation	20,351	42,060	16,862